UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	7/31/2012

Item 1. Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of July 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 86.7%
Aerospace & Defense — 3.2%
Boeing Co. (The)	439,575	$ 32,488,988
Exelis, Inc.	3,600,484	33,844,550
United Technologies Corp.	276,603	20,590,327

		86,923,865

Beverages — 0.7%
Britvic PLC (United Kingdom)	4,231,730	19,917,952

Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The)	249,219	25,146,197

Chemicals — 1.1%
Monsanto Co.	361,707	30,969,353

Communications Equipment — 2.0%
Finisar Corp.*(a)	2,073,507	25,773,692
QUALCOMM, Inc.	486,574	29,038,736

		54,812,428

Computers & Peripherals — 0.6%
Apple, Inc.*	26,882	16,418,450

Construction & Engineering — 0.3%
UGL Ltd. (Australia)	624,609	8,522,701

Diversified Financial Services — 1.0%
Gateway Energy & Resource Holdings LLC, 144A*(b)(c)	100,000	1,605,979
JPMorgan Chase & Co.	692,179	24,918,444

		26,524,423

Diversified Telecommunication Services — 6.8%
BCE, Inc. (Canada)	791,497	33,685,089
CenturyLink, Inc.(a)	1,265,852	52,583,492
City Telecom HK Ltd., ADR (Hong Kong)(a)	1,418,167	6,537,750
Frontier Communications Corp.(a)	11,583,194	45,406,121
Vivendi SA (France)	2,459,410	46,644,444

		184,856,896

Electric Utilities — 4.8%
Duke Energy Corp.	442,385	29,984,855
FirstEnergy Corp.	582,729	29,264,651
Great Plains Energy, Inc.	1,511,835	33,532,500
SSE PLC (United Kingdom)	1,829,970	37,586,684

		130,368,690

Food Products — 8.0%
B&G Foods, Inc.	969,598	27,148,744
BRF - Brasil Foods SA (Brazil)	976,182	13,938,652
Bunge Ltd. (Bermuda)	278,020	18,285,376
De Master Blenders 1753 NV (Netherlands)*	3,476,586	40,290,823
Hillshire Brands Co.	930,614	23,833,014
Kraft Foods, Inc. (Class A Stock)	810,131	32,170,302
Tate & Lyle PLC (United Kingdom)	4,239,338	43,791,208
Tyson Foods, Inc. (Class A Stock)	1,190,933	17,875,904

		217,334,023

Hotels, Restaurants & Leisure — 1.4%
Darden Restaurants, Inc.(a)	737,083	37,723,908

Household Durables — 0.4%
Direcional Engenharia SA (Brazil)	1,347,766	6,346,839
Direcional Engenharia SA, 144A (Brazil)*(b)	1,114,076	5,246,356

		11,593,195

Independent Power Producers & Energy Traders — 1.1%
Northland Power, Inc. (Canada)	1,588,789	29,261,537

Machinery — 1.4%
IDEX Corp.	580,011	22,127,420
Woodward, Inc.	478,528	16,064,185

		38,191,605

Media — 5.4%
British Sky Broadcasting Group PLC (United Kingdom)	2,763,922	30,830,414
Cinemark Holdings, Inc.	1,511,875	35,347,638
Comcast Corp. (Class A Stock)	1,275,439	41,515,539
Thomson Reuters Corp. (Canada)(a)	1,367,085	38,702,176

		146,395,767

Multi-Utilities — 3.8%
National Grid PLC, ADR (United Kingdom)	811,076	42,094,844
NiSource, Inc.	1,332,329	34,094,299
PG&E Corp.	609,385	28,129,212

		104,318,355

Oil, Gas & Consumable Fuels — 10.5%
Baytex Energy Corp. (Canada)	707,272	29,324,794
Cameco Corp. (Canada)	1,252,940	26,186,446
Cheniere Energy, Inc.*(a)	4,034,288	54,987,346
Eni SpA, ADR (Italy)(a)	328,972	13,566,805
Pembina Pipeline Corp (Canada)	1,185,040	31,605,017
PetroBakken Energy Ltd. (Class A Stock) (Canada)	2,019,484	25,071,123
Targa Resources Corp.	1,336,523	58,873,838
Williams Cos., Inc. (The)	1,497,523	47,606,256

		287,221,625

Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	2,120,174	75,478,194
Merck & Co., Inc.	831,294	36,718,256
Novo Nordisk A/S, ADR (Denmark)	202,688	31,323,404
Pfizer, Inc.	2,289,608	55,042,176

		198,562,030

Real Estate Investment Trusts — 6.3%
Annaly Capital Management, Inc.(a)	1,547,168	26,967,138
Digital Realty Trust, Inc.(a)	754,165	58,877,662
First Potomac Realty Trust	3,590,390	41,612,620
MFA Financial, Inc.	5,618,307	45,395,921

		172,853,341

Road & Rail — 2.4%
J.B. Hunt Transport Services, Inc.	490,497	26,987,145
Union Pacific Corp.	316,569	38,814,525

		65,801,670

Semiconductors & Semiconductor Equipment — 6.3%
Intel Corp.(a)	2,260,341	58,090,764
Maxim Integrated Products, Inc.	2,324,437	63,294,419
Xilinx, Inc.(a)	1,571,347	50,911,643

		172,296,826

Software — 1.2%
Activision Blizzard, Inc.(a)	2,722,966	32,757,281

Tobacco — 6.1%
Lorillard, Inc.	343,288	44,160,568
Philip Morris International, Inc.	726,415	66,423,388
Reynolds American, Inc.(a)	1,175,227	54,377,753

		164,961,709

Transportation Infrastructure — 0.8%
CCR SA (Brazil)	2,638,544	22,030,787

Wireless Telecommunication Services — 2.9%
Rogers Communications, Inc. (Class B Stock) (Canada)	596,433	23,379,151
Tim Participacoes SA, ADR (Brazil)(a)	631,088	13,347,511
Vodafone Group PLC, ADR (United Kingdom)	1,470,001	42,262,529

		78,989,191

TOTAL COMMON STOCKS (cost $2,224,700,547)		2,364,753,805

PREFERRED STOCKS — 6.4%
Aerospace & Defense — 1.0%
United Technologies Corp., CVT, 7.50%(b)	510,924	26,951,241

Airlines — 0.4%
Continental Airlines Finance Trust II, CVT, 6.00%	364,902	12,178,604

Diversified Financial Services — 1.7%
Citigroup, Inc., CVT, 7.50%	524,602	45,031,836

Electric Utilities — 1.4%
Nextera Energy, Inc., CVT, 5.60%(b)	380,000	19,799,900
PPL Corp., CVT, 8.75%(b)	335,200	18,053,872

		37,853,772

Insurance — 1.4%
Metlife, Inc., CVT, 5.00%(b)	609,300	38,197,017

Leisure Equipment & Products — 0.3%
Callaway Golf Co., Series B, CVT, 7.50%	101,620	9,488,767

Oil, Gas & Consumable Fuels — 0.2%
Whiting Petroleum Corp., CVT, 6.25%	28,902	5,485,600

TOTAL PREFERRED STOCKS (cost $201,206,123)		175,186,837

	Moody’s Ratings†		Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BONDS — 5.6%
Airlines — 0.6%
United Continental Holdings, Inc., Sr. Unsec’d. Notes	CCC+	(d)	6.00%	10/15/29	$ 7,750	17,689,375

Investment Banking & Brokerage — 5.0%
BAC Rackspace Hosting, Notes,(b)	NR		7.25%	09/20/12	53,126	23,566,516
GS Apple, Inc., Notes, 144A(b)	NR		3.75%	09/04/12	60,563	36,436,031
GS Transocean Ltd., Sr. Unsec’d. Notes, 144A(b)	NR		6.65%	12/03/12	74,750	35,213,738
MS Rackspace Hosting, Sr. Unsec’d. Notes, 144A(b)	NR		9.25%	11/21/12	88,235	40,447,062

						135,663,347

TOTAL CONVERTIBLE BONDS (cost $161,991,851)						153,352,722

TOTAL LONG-TERM INVESTMENTS (cost $2,587,898,521)						2,693,293,364

					Shares
SHORT-TERM INVESTMENT — 12.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $339,996,894; includes $297,072,376 of cash collateral for securities on loan)(e)(f)					339,996,894	339,996,894

TOTAL INVESTMENTS(g) — 111.2% (cost $2,927,895,415)						3,033,290,258
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%						(305,513,459)

NET ASSETS — 100.0%						$2,727,776,799

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of July 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $287,815,074; cash collateral of $297,072,376 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such security is $2,000,000. The aggregate value of $1,605,979 is approximately 0.1% of net assets.
(d)	Standard & Poor’s rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolio 2 - Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of the Fund’s investments was $2,932,445,248; accordingly, net unrealized appreciation on investments for federal income tax purposes was $100,845,010 (gross unrealized appreciation $262,658,536; gross unrealized depreciation $161,813,526). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,175,854,423	$187,293,403	$1,605,979
Preferred Stocks	175,186,837	—	—
Convertible Bonds	—	17,689,375	135,663,347
Affiliated Money Market Mutual Fund	339,996,894	—	—

Total	$2,691,038,154	$204,982,778	$137,269,326

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bonds
Balance as of 10/31/11	$1,782,043	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	(176,064)	(1,872,418)
Purchases	—	137,535,765
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 7/31/12	$1,605,979	$135,663,347

*	Of which, $(2,048,482) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

Prudential Mid-Cap Value Fund

Schedule of Investments

as of July 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 97.9%
Aerospace & Defense — 2.1%
Alliant Techsystems, Inc.	9,500	$ 440,040
Huntington Ingalls Industries, Inc.*	6,200	241,738
L-3 Communications Holdings, Inc.	17,800	1,261,842
Textron, Inc.	22,500	586,125

		2,529,745

Airlines — 0.8%
Delta Air Lines, Inc.*	25,100	242,215
Southwest Airlines Co.	52,700	484,313
United Continental Holdings, Inc.*(a)	12,000	226,680

		953,208

Auto Components — 1.3%
Autoliv, Inc.(a)	9,200	520,444
Federal-Mogul Corp.*	13,600	135,320
Lear Corp.	10,400	369,720
TRW Automotive Holdings Corp.*	12,100	475,530

		1,501,014

Beverages — 1.7%
Constellation Brands, Inc. (Class A Stock)*	37,400	1,055,054
Molson Coors Brewing Co. (Class B Stock)	22,200	939,504

		1,994,558

Capital Markets — 1.5%
Ameriprise Financial, Inc.	25,200	1,303,344
E*Trade Financial Corp.*	16,900	128,947
Janus Capital Group, Inc.(a)	48,800	352,824

		1,785,115

Chemicals — 0.8%
Celanese Corp. (Class A Stock)	400	15,252
CF Industries Holdings, Inc.	4,400	861,344
Eastman Chemical Co.	1,600	83,648

		960,244

Commercial Banks — 7.3%
Bank of Hawaii Corp.(a)	11,200	523,152
BOK Financial Corp.	9,200	519,708
Comerica, Inc.	15,200	459,192
Commerce Bancshares, Inc.	18,632	733,728
East West Bancorp, Inc.	16,700	364,060
Fifth Third Bancorp	114,300	1,579,626
First Citizens BancShares, Inc. (Class A Stock)	1,600	262,864
First Niagara Financial Group, Inc.	49,000	371,420
First Republic Bank	2,600	84,578
Huntington Bancshares, Inc.	78,400	487,256
KeyCorp	141,100	1,125,978
M&T Bank Corp.(a)	14,500	1,244,680
SunTrust Banks, Inc.	38,600	912,890

		8,669,132

Commercial Services & Supplies — 1.2%
Pitney Bowes, Inc.(a)	24,200	323,312
Republic Services, Inc.	19,600	567,028
RR Donnelley & Sons Co.(a)	39,500	478,740

		1,369,080

Communications Equipment — 0.9%
Brocade Communications Systems, Inc.*	16,700	82,999
EchoStar Corp. (Class A Stock)*	9,300	267,840
Harris Corp.	15,900	662,235

		1,013,074

Computers & Peripherals — 2.7%
Lexmark International, Inc. (Class A Stock)(a)	21,700	379,533
SanDisk Corp.*	4,000	164,520
Seagate Technology PLC (Ireland)	39,400	1,182,788
Western Digital Corp.*	38,100	1,515,237

		3,242,078

Construction & Engineering — 0.8%
KBR, Inc.	7,100	186,304
URS Corp.	22,400	785,568

		971,872

Consumer Finance — 1.9%
Discover Financial Services	30,800	1,107,568
SLM Corp.	73,300	1,172,067

		2,279,635

Containers & Packaging — 0.9%
Owens-Illinois, Inc.*	23,300	429,885
Sealed Air Corp.	37,200	602,640

		1,032,525

Diversified Consumer Services — 1.1%
Apollo Group, Inc. (Class A Stock)*(a)	5,700	155,040
H&R Block, Inc.	25,500	411,315
Service Corp. International	59,700	767,145

		1,333,500

Diversified Financial Services — 1.1%
Interactive Brokers Group, Inc. (Class A Stock)	1,100	15,235
NASDAQ OMX Group, Inc. (The)	33,400	758,180
NYSE Euronext, Inc.	21,000	535,080

		1,308,495

Diversified Telecommunication Services — 0.9%
CenturyLink, Inc.	17,991	747,346
Frontier Communications Corp.(a)	91,600	359,072

		1,106,418

Electric Utilities — 5.7%
American Electric Power Co., Inc.	8,000	337,920
Duke Energy Corp.	609	41,278
Edison International	31,300	1,445,434
Entergy Corp.	16,100	1,169,987
Great Plains Energy, Inc.	4,300	95,374
NV Energy, Inc.	31,200	570,648
OGE Energy Corp.	9,000	477,990
Pepco Holdings, Inc.(a)	22,100	441,116
Pinnacle West Capital Corp.	14,500	776,330
PPL Corp.	50,300	1,453,670

		6,809,747

Electronic Equipment, Instruments & Components — 1.5%
Arrow Electronics, Inc.*	4,300	145,125
Avnet, Inc.*	19,200	604,800
Ingram Micro, Inc. (Class A Stock)*	18,000	269,820
Tech Data Corp.*	9,600	480,960
Vishay Intertechnology, Inc.*(a)	27,200	268,464

		1,769,169

Energy Equipment & Services — 3.2%
Atwood Oceanics, Inc.*(a)	15,700	699,121
Diamond Offshore Drilling, Inc.	10,300	673,826
Helmerich & Payne, Inc.	4,600	213,900
Nabors Industries Ltd. (Bermuda)*	71,600	990,944
Patterson-UTI Energy, Inc.	15,400	238,392
Superior Energy Services, Inc.*	22,000	476,740
Unit Corp.*	13,300	528,808

		3,821,731

Food & Staples Retailing — 1.1%
Kroger Co. (The)	20,800	461,136
Safeway, Inc.(a)	54,300	844,365

		1,305,501

Food Products — 2.7%
Bunge Ltd. (Bermuda)	13,600	894,472
ConAgra Foods, Inc.	32,700	807,363
Dean Foods Co.*	20,000	247,400
Smithfield Foods, Inc.*	30,400	562,400
Tyson Foods, Inc. (Class A Stock)	43,600	654,436

		3,166,071

Gas Utilities — 1.3%
Atmos Energy Corp.	24,300	871,155
Questar Corp.	6,500	132,275
UGI Corp.	17,500	536,375

		1,539,805

Healthcare Products — 0.1%
Boston Scientific Corp.*	25,200	130,284

Healthcare Providers & Services — 4.7%
Aetna, Inc.	11,400	411,084
CIGNA Corp.	30,100	1,212,428
Community Health Systems, Inc.*	20,100	494,661
Coventry Health Care, Inc.	18,800	626,604
HCA Holdings, Inc.	6,000	158,880
Humana, Inc.	20,800	1,281,280
LifePoint Hospitals, Inc.*	15,600	594,672
Omnicare, Inc.	17,300	543,393
Quest Diagnostics, Inc.	2,800	163,604
Universal Health Services, Inc. (Class B Stock)	2,500	97,700

		5,584,306

Hotels, Restaurants & Leisure — 0.7%
Royal Caribbean Cruises Ltd. (Liberia)(a)	21,100	527,078
Wyndham Worldwide Corp.	6,800	353,940

		881,018

Household Durables — 1.6%
Jarden Corp.	3,200	144,640
Newell Rubbermaid, Inc.	43,900	774,835
Whirlpool Corp.(a)	14,000	945,840

		1,865,315

Independent Power Producers & Energy Traders — 1.7%
AES Corp. (The)*	97,000	1,169,820
NRG Energy, Inc.	45,100	893,882

		2,063,702

Insurance — 8.7%
Allied World Assurance Co. Holdings AG (Switzerland)	14,700	1,108,821
American Financial Group, Inc.	28,400	1,070,964
American National Insurance Co.	300	21,129
Aon PLC (United Kingdom)	14,500	713,400
Arch Capital Group Ltd. (Bermuda)*(a)	27,500	1,067,000
AXIS Capital Holdings Ltd. (Bermuda)	21,000	690,060
CNA Financial Corp.	13,600	355,096
Fidelity National Financial, Inc. (Class A Stock)	27,800	517,636
HCC Insurance Holdings, Inc.	13,000	398,320
Lincoln National Corp.	35,000	701,750
Marsh & McLennan Cos., Inc.	4,700	156,087
Principal Financial Group, Inc.(a)	35,800	916,122
ProAssurance Corp.	3,000	268,710
Progressive Corp. (The)(a)	2,600	51,324
Protective Life Corp.(a)	25,200	703,332
Reinsurance Group of America, Inc.	16,200	901,854
RenaissanceRe Holdings Ltd. (Bermuda)	500	36,995
StanCorp Financial Group, Inc.(a)	5,600	166,656
Unum Group	24,100	455,249

		10,300,505

Internet Services — 0.3%
Expedia, Inc.	5,650	321,994

IT Services — 1.8%
Amdocs Ltd. (Guernsey)*	22,400	666,400
Computer Sciences Corp.	25,800	635,196
Convergys Corp.	11,400	168,036
DST Systems, Inc.	11,800	636,020
SAIC, Inc.	5,500	63,635

		2,169,287

Machinery — 1.3%
AGCO Corp.*	10,900	477,856
Eaton Corp.	3,800	166,592
Harsco Corp.	16,700	354,875
Oshkosh Corp.*	16,200	364,824
Parker Hannifin Corp.	2,100	168,672

		1,532,819

Media — 1.4%
DISH Network Corp. (Class A Stock)	29,400	904,344
Gannett Co., Inc.(a)	48,600	685,746
Interpublic Group of Cos., Inc. (The)	3,752	37,032

		1,627,122

Metals & Mining — 0.3%
Schnitzer Steel Industries, Inc. (Class A Stock)	5,600	160,776
Steel Dynamics, Inc.	16,700	215,263

		376,039

Multi-Line Retail — 1.3%
Dillard’s, Inc. (Class A Stock)	6,700	437,041
Macy’s, Inc.	32,400	1,161,216

		1,598,257

Multi-Utilities — 8.6%
Alliant Energy Corp.	12,100	565,191
Ameren Corp.	39,800	1,361,558
CenterPoint Energy, Inc.	47,100	991,926
CMS Energy Corp.	28,100	692,946
Consolidated Edison, Inc.	9,700	625,650
DTE Energy Co.	23,000	1,411,510
MDU Resources Group, Inc.	25,700	575,423
NiSource, Inc.	22,700	580,893
SCANA Corp.	9,500	467,115
Sempra Energy	17,200	1,211,052
TECO Energy, Inc.	11,100	201,909
Wisconsin Energy Corp.	4,500	183,330
Xcel Energy, Inc.	46,200	1,353,660

		10,222,163

Office Electronics — 1.0%
Xerox Corp.	168,700	1,169,091

Oil, Gas & Consumable Fuels — 7.2%
Energen Corp.	15,500	793,755
Forest Oil Corp.*	7,600	52,060
HollyFrontier Corp.	12,000	448,680
Lone Pine Resources, Inc.*	4,654	10,332
Marathon Petroleum Corp.	28,000	1,324,400
Murphy Oil Corp.	23,200	1,244,912
Newfield Exploration Co.*	6,600	201,498
Noble Energy, Inc.	1,000	87,430
Plains Exploration & Production Co.*	17,400	695,304
QEP Resources, Inc.	5,100	153,153
Spectra Energy Corp.	2,000	61,380
Tesoro Corp.*	46,300	1,280,195
Valero Energy Corp.	74,400	2,046,000
Whiting Petroleum Corp.*	2,500	101,000

		8,500,099

Paper & Forest Products — 1.6%
Domtar Corp.	8,600	635,196
International Paper Co.	37,900	1,243,499

		1,878,695

Pharmaceuticals — 1.4%
Endo Pharmaceuticals Holdings, Inc.*	14,800	440,004
Forest Laboratories, Inc.*	37,400	1,254,770

		1,694,774

Real Estate Investment Trusts — 6.9%
Alexandria Real Estate Equities, Inc.	1,400	102,872
American Capital Agency Corp.(a)	45,700	1,605,898
Annaly Capital Management, Inc.(a)	90,400	1,575,672
Brandywine Realty Trust	49,200	584,496
Chimera Investment Corp.	171,900	371,304
CommonWealth REIT	40,000	729,600
Hatteras Financial Corp.	5,300	155,025
HCP, Inc.	4,300	203,003
Hospitality Properties Trust	32,400	786,348
Mack-Cali Realty Corp.	25,600	685,824
MFA Financial, Inc.	40,600	328,048
SL Green Realty Corp.(a)	13,700	1,078,875

		8,206,965

Road & Rail — 0.4%
Ryder System, Inc.	12,700	500,888

Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	20,200	219,978
KLA-Tencor Corp.	4,500	229,095
Marvell Technology Group Ltd. (Bermuda)	44,000	495,440
Teradyne, Inc.*	16,000	235,360

		1,179,873

Software — 0.7%
CA, Inc.	26,700	642,669
Symantec Corp.*	12,000	189,000

		831,669

Specialty Retail — 0.9%
Best Buy Co., Inc.	7,100	128,439
GameStop Corp. (Class A Stock)(a)	33,100	530,262
Staples, Inc.	30,200	384,748

		1,043,449

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	44,200	573,716

Water Utilities — 0.3%
American Water Works Co., Inc.	8,300	300,875

Wireless Telecommunication Services — 1.0%
MetroPCS Communications, Inc.*	33,900	296,964
NII Holdings, Inc.*(a)	17,300	116,775
Telephone & Data Systems, Inc.	22,283	539,917
United States Cellular Corp.*	6,000	246,720

		1,200,376

TOTAL COMMON STOCKS (cost $106,871,361)		116,214,998

EXCHANGE TRADED FUND — 1.0%
iShares Russell Midcap Value Index Fund (cost $1,070,867)	24,400	1,135,820

TOTAL LONG-TERM INVESTMENTS (cost $107,942,228)		117,350,818

SHORT-TERM INVESTMENT — 13.8%
AFFILITATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $16,387,772; includes $14,906,153 of cash collateral for securities on loan)(b)(c)	16,387,772	16,387,772

TOTAL INVESTMENTS — 112.7% (cost $124,330,000)(d)		133,738,590
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.7)%		(15,050,248)

NET ASSETS — 100.0%		$ 118,688,342

The following abbreviations are used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
NASDAQ	National Association of Securities Dealers Automated Quatations
NYSE	New York Stock Exchange
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,532,004; cash collateral of $14,906,153 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Fund’s investments was $124,785,477; accordingly, net unrealized appreciation on investments for federal income tax purposes was $8,953,113 (gross unrealized appreciation $18,834,766; gross unrealized depreciation $9,881,653). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$116,214,998	$—	$—
Exchanged Traded Fund	1,135,820	—	—
Affiliated Money Market Mutual Fund	16,387,772	—	—

Total	$133,738,590	—	—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or the “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     September 24, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     September 24, 2012

*	Print the name and title of each signing officer under his or her signature.